Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Debt securities	$ 299,523	$ 325,865
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	299,521	325,863
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	297,170	322,842
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,327	3,006
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	26	17
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	299,415	325,604
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	299,413	325,602
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	297,170	322,842
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,245	2,762
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	108	261
Debt securities, net of allowance	108	261
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	82	244
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	$ 26	$ 17